UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22280

Goldman Sachs Credit Strategies Fund

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Secured Debt Obligations – 27.6%
Senior Term Loans(a) – 6.8%
Aerospace/Defense – 0.7%
Flying Fortress, Inc. (BBB-/Ba2)
$3,375,000	3.500%	06/30/17	$ 3,366,562

Automotive – 0.2%
Affinia Group, Inc. (B/B2)
940,000	4.750	04/27/20	936,475

Consumer Cyclical Services – 2.1%
First Data Corp. (B+/B1)
4,197,000	4.193	09/24/18	4,086,829
Pre-Paid Legal Services (NR/NR)
1,990,000	7.250	06/07/19	1,983,373
STG-Fairway Acquisitions (B/NR)
3,740,625	6.250	02/28/19	3,712,570

			9,782,772

Consumer Products – 0.3%
Anchor Hocking LLC (NR/NR)
1,600,000	7.500	05/06/20	1,608,000

Finance – 0.8%
Springleaf Finance Corp. (CCC+/B3)
3,817,235	5.500	05/10/17	3,817,235

Media-Non Cable – 1.7%
Univision Communications, Inc. (B+/B2)
2,982,525	4.000	03/02/20	2,918,520
5,135,130	4.500	03/02/20	5,077,360

			7,995,880

Retailers – 0.8%
Academy Ltd. (B/B1)
378,048	4.500	12/21/18	378,876
National Vision, Inc. (BB-/B1)
2,300,875	7.000	08/02/18	2,300,875
Neiman-Marcus Group, Inc. (B+/B2)
946,000	4.000	05/16/18	942,159

			3,621,910

Technology - Hardware – 0.2%
Global Tel*Link Corp. (NR/NR)
1,061,000	5.000	05/22/20	1,054,369

TOTAL SENIOR TERM LOANS			$ 32,183,203

Other Secured Debt Obligations – 20.8%
Airlines(b)(c) – 0.2%
Air Canada (B+/B2)
934,000	9.250	08/01/15	979,533

Automotive(b)(c) – 0.7%
Schaeffler Finance BV (B+/Ba3)
1,532,000	7.750	02/15/17	1,704,350
856,000	8.500	02/15/19	960,860
595,000	4.750	05/15/21	566,551

			3,231,761

Principal Amount		Interest Rate	Maturity Date	Value
Secured Debt Obligations – (continued)
Other Secured Debt Obligations – (continued)
Chemicals(b)(c) – 0.5%
Taminco Global Chemical Corp. (B-/Caa1)
	$2,128,000	9.750%	03/31/20	$ 2,362,080

Consumer Cyclical Services(b)(c) – 0.2%
First Data Corp. (B+/B1)
	842,000	7.375	06/15/19	869,365

Electric(b)(c) – 0.8%
Infinis PLC (NR/Ba3)
GBP	2,354,000	7.000	02/15/19	3,526,611

Entertainment(b)(c) – 1.3%
MU Finance PLC (NR/NR)
	$5,792,505	8.375	02/01/17	6,140,055

Gaming(c) – 3.8%
Caesars Entertainment Operating Co., Inc. (B-/B3)
	12,599,000	11.250	06/01/17	13,071,462
Yonkers Racing Corp. (B+/B1)(b)
	4,511,000	11.375	07/15/16	4,736,550

				17,808,012

Health Care - Medical Products(c) – 0.6%
DJO Finance LLC/DJO Finance Corp. (CCC/Caa2)
	2,029,000	9.750	10/15/17	2,054,362
DJO Finance LLC/DJO Finance Corp. (B-/B3)
	686,000	8.750	03/15/18	740,880

				2,795,242

Health Care - Services – 4.7%
HCA, Inc. (BB/Ba3)(c)
	616,000	8.500	04/15/19	661,430
	16,291,000	7.875	02/15/20	17,512,825
STHI Holding Corp. (B/B2)(b)(c)
	3,576,000	8.000	03/15/18	3,897,840
US Oncology, Inc. (NR/NR)
	5,876,000	9.125	08/15/17	205,660

				22,277,755

Lodging(c) – 0.9%
Felcor Lodging LP (B+/B2)
	3,106,000	10.000	10/01/14	3,377,775
Felcor Lodging LP (B-/B2)
	984,000	5.625	03/01/23	952,020

				4,329,795

Media - Cable(b)(c) – 0.5%
LBI Media, Inc. (CCC/Caa1)
	2,665,000	10.000	04/15/19	2,311,888

Media - Non Cable(b)(c) – 1.2%
Univision Communications, Inc. (B+/B2)
	5,474,000	6.875	05/15/19	5,747,700

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Secured Debt Obligations – (continued)
Other Secured Debt Obligations – (continued)
Metals & Mining(c) – 0.6%
Molycorp, Inc. (CCC+/B3)
	$2,967,000	10.000%	06/01/20	$ 2,877,990

Packaging(c) – 2.3%
Albea Beauty Holdings SA (B+/B2)
	4,259,000	8.375 (b)	11/01/19	4,177,495
EUR	3,231,000	8.750	11/01/19	4,058,432
Beverage Packaging Holdings Luxembourg II SA (CCC+/Caa2)
	1,955,000	8.000	12/15/16	2,532,001

				10,767,928

Retailers(b)(c) – 0.9%
Toys R US - Delaware, Inc. (B+/B2)
	$4,333,000	7.375	09/01/16	4,311,335

Services Cyclical - Rental Equipment(c) – 1.0%
Hertz Holdings Netherlands BV (B+/B1)
EUR	3,306,000	8.500	07/31/15	4,486,141

Telecommunications(b)(c) – 0.1%
EarthLink, Inc. (B+/Ba3)
	$441,000	7.375	06/01/20	424,463

Tobacco(c) – 0.5%
Vector Group Ltd. (B+/Ba3)
	2,487,000	7.750	02/15/21	2,567,827

TOTAL OTHER SECURED DEBT OBLIGATIONS				$ 97,815,481

TOTAL SECURED DEBT OBLIGATIONS				$129,998,684

Unsecured Debt Obligations – 58.5%
Automotive(c) – 1.1%
Allison Transmission, Inc. (B-/B3)(b)
	$1,501,000	7.125%	05/15/19	$ 1,587,308
Jaguar Land Rover Automotive PLC (BB-/Ba3)(b)
	728,000	7.750	05/15/18	779,450
	626,000	5.625	02/01/23	608,278
Visteon Corp. (B+/B2)
	2,157,000	6.750	04/15/19	2,270,242

				5,245,278

Brokerage(c) – 4.6%
E*Trade Financial Corp. (B-/B2)
	8,225,000	6.750	06/01/16	8,574,563
	13,193,000	6.000	11/15/17	13,291,947

				21,866,510

Capital Goods(c) – 1.5%
Mueller Water Products, Inc. (B/Caa2)
	7,007,000	7.375	06/01/17	7,112,105

Principal Amount	Interest Rate		Maturity Date	Value
Unsecured Debt Obligations – (continued)
Consumer Cyclical Services(c) – 0.6%
iPayment, Inc. (CCC+/Caa1)
$157,000	10.250%		05/15/18	$ 129,525
Nuverra Environmental Solutions, Inc. (B/B3)
1,623,000	9.875		04/15/18	1,687,920
1,095,000	9.875	(b)	04/15/18	1,130,587

				2,948,032

Consumer Products(b)(c) – 0.2%
ADS Waste Holdings, Inc. (CCC+/Caa1)
1,183,000	8.250		10/01/20	1,200,745

Distributors(c) – 0.6%
AmeriGas Finance LLC/AmeriGas Finance Corp. (NR/Ba2)
1,944,000	6.750		05/20/20	2,002,320
467,000	7.000		05/20/22	478,675
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
156,000	6.250		08/20/19	158,340

				2,639,335

Electric(c)(d) – 0.4%
Midwest Generation LLC (NR/WR)
1,942,881	8.560		01/02/16	1,806,879

Energy - Exploration & Production(c) – 21.0%
Approach Resources, Inc. (B-/B3)
2,312,000	7.000		06/15/21	2,329,340
Aurora USA Oil & Gas, Inc. (CCC+/Caa1)(b)
4,257,000	9.875		02/15/17	4,480,492
2,745,000	7.500		04/01/20	2,690,100
Bonanza Creek Energy, Inc. (B-/B3)
2,013,000	6.750		04/15/21	2,028,098
BreitBurn Energy Partners LP (B-/B3)
3,295,000	7.875		04/15/22	3,402,088
Carrizo Oil & Gas, Inc. (B-/B3)
5,147,000	8.625		10/15/18	5,481,555
Chesapeake Energy Corp. (BB-/Ba3)
8,307,000	9.500		02/15/15	9,096,165
5,587,000	3.250		03/15/16	5,545,097
Comstock Resources, Inc. (B-/B3)
3,231,000	8.375		10/15/17	3,327,930
264,000	7.750		04/01/19	269,280
EV Energy Partners LP (B-/B3)
4,172,000	8.000		04/15/19	4,203,290
Legacy Reserves LP/Finance Corp. (B-/Caa1)(b)
1,030,000	8.000		12/01/20	1,060,900
Legacy Reserves LP/Legacy Reserves Finance Corp. (B-/Caa1)(b)
335,000	6.625		12/01/21	321,600
Linn Energy LLC/Linn Energy Finance Corp. (B/B2)(b)
2,214,000	6.250		11/01/19	2,114,370
Lone Pine Resources Canada, Ltd. (C/Ca)
2,488,000	10.375		02/15/17	1,791,360
Magnum Hunter Resources Corp. (CCC/Caa1)(b)
3,929,000	9.750		05/15/20	3,958,467
Magnum Hunter Resources Corp. (NR/Caa1)(b)
121,000	9.750		05/15/20	122,513
Oasis Petroleum, Inc. (B/B3)
898,000	6.500		11/01/21	920,450
PetroBakken Energy Ltd. (CCC+/Caa1)(b)
10,443,000	8.625		02/01/20	9,920,850
Plains Exploration & Production Co. (BBB/Baa3)
6,202,000	6.125		06/15/19	6,543,110
7,353,000	6.625		05/01/21	7,739,032
3,647,000	6.875		02/15/23	3,893,173

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Unsecured Debt Obligations – (continued)
Energy - Exploration & Production(c) – (continued)
Resolute Energy Corp. (B-/B3)
	$2,092,000	8.500%		05/01/20	$ 2,133,840
Sanchez Energy Corp. (CCC+/Caa1)(b)
	2,979,000	7.750		06/15/21	2,934,315
Seven Generations Energy Ltd. (CCC/B3)(b)
	566,000	8.250		05/15/20	563,170
Swift Energy Co. (B+/B3)
	3,254,000	7.125		06/01/17	3,221,460
	4,942,000	7.875		03/01/22	4,929,645
Trilogy Energy Corp. (B/NR)(b)
CAD	2,021,000	7.250		12/13/19	1,974,496
Vanguard Natural Resourses LLC/VNR Finance Corp. (B/B3)
	$1,206,000	7.875		04/01/20	1,230,120
Venoco, Inc. (CCC+/Caa1)
	383,000	8.875		02/15/19	373,425

					98,599,731

Energy - Independent(c) – 1.4%
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. (B-/Caa1)(b)
	1,784,000	7.750		01/15/21	1,668,040
Petrohawk Energy Corp. (BBB+/Baa3)
	2,741,000	6.250		06/01/19	2,973,985
QR Energy LP/QRE Finance Corp. (B-/Caa1)
	1,720,000	9.250		08/01/20	1,771,600

					6,413,625

Finance – 17.6%
Ally Financial, Inc. (B+/B1)(c)(e)
	1,380,000	0.000		06/15/15	1,269,600
Ally Financial, Inc. (B-/B2)
	973,000	8.000		12/31/18	1,104,355
CIT Group, Inc. (BB-/Ba3)(c)
	1,663,000	4.750	(b)	02/15/15	1,692,103
	18,769,000	4.250		08/15/17	18,722,077
	1,330,000	5.250		03/15/18	1,363,250
GMAC International Finance BV (B+/B1)
EUR	2,449,000	7.500		04/21/15	3,392,552
International Lease Finance Corp. (BBB-/Ba3)
	$3,023,000	8.625		09/15/15	3,302,627
	9,809,000	5.750		05/15/16	10,054,225
National Money Mart Co. (B+/B2)(c)
	10,132,000	10.375		12/15/16	10,739,920
Nationstar Mortgage LLC/Nationstar Capital Corp. (B+/B2)(c)
	258,000	10.875		04/01/15	270,900
Nationstar Mortgage LLC/Nationstar Capital Corp. (B+/NR)(c)
	1,362,000	7.875		10/01/20	1,443,720
Nationstar Mortgage LLC/Nationstar Capital Corp. (B+/B2)(c)
	2,850,000	6.500		07/01/21	2,750,250
	6,456,000	6.500		06/01/22	6,294,600
Provident Funding Associates LP/PFG Finance Corp. (B+/Ba3)(b)(c)
	2,609,000	6.750		06/15/21	2,602,477
SLM Corp. (BBB-/Ba1)
EUR	640,000	4.750		03/17/14	847,632
	$823,000	3.875	(c)	09/10/15	831,437
	7,669,000	6.000	(c)	01/25/17	8,026,425
	2,774,000	4.625	(c)	09/25/17	2,744,370
	4,709,000	8.450	(c)	06/15/18	5,233,650

					82,686,170

Principal Amount	Interest Rate		Maturity Date	Value
Unsecured Debt Obligations – (continued)
Food & Drug Retailers(c) – 0.2%
Rite Aid Corp. (CCC/Caa2)
$88,000	9.500%		06/15/17	$ 91,300
892,000	6.750	(b)	06/15/21	876,390

				967,690

Health Care - Medical Products(c) – 0.5%
Alere, Inc. (CCC+/Caa1)
2,164,000	8.625		10/01/18	2,283,020

Health Care - Services(c) – 2.3%
DaVita HealthCare Partners, Inc. (B/B2)
10,083,000	6.625		11/01/20	10,687,980

Media - Cable(b)(c) – 0.3%
DISH DBS Corp. (BB-/Ba3)
1,368,000	4.250		04/01/18	1,347,480

Media - Non Cable(c) – 0.6%
LIN Television Corp. (B/B3)
1,867,000	8.375		04/15/18	1,983,687
798,000	6.375		01/15/21	807,975

				2,791,662

Packaging(c) – 2.4%
Reynolds Group Issuer, Inc. (CCC+/Caa2)
10,556,000	8.500		05/15/18	10,846,290
524,000	9.000		04/15/19	541,030

				11,387,320

Pharmaceuticals(c) – 0.7%
Grifols, Inc. (B+/B2)
3,060,000	8.250		02/01/18	3,297,150

Retailers(c) – 0.0%
Burlington Coat Factory Warehouse Corp. (CCC/Caa1)
147,000	10.000		02/15/19	161,700

Technology - Hardware(b)(c) – 0.1%
Seagate HDD Cayman (BB+/Ba1)
395,000	4.750		06/01/23	366,363

Technology - Software(b)(c) – 0.2%
NeuStar, Inc. (BB-/Ba3)
845,000	4.500		01/15/23	804,863

Telecommunications-Wireless(c) – 1.2%
Intelsat Jackson Holdings SA (B/B3)
1,640,000	7.250		04/01/19	1,717,900
Sprint Capital Corp. (BB-/B1)
3,475,000	6.900		05/01/19	3,614,000
Sprint Nextel Corp. (BB-/B1)
292,000	6.000		12/01/16	308,060

				5,639,960

Telecommunications - Wirelines(c) – 1.0%
Cincinnati Bell, Inc. (B/B1)
4,462,000	8.250		10/15/17	4,651,635

TOTAL UNSECURED DEBT OBLIGATIONS				$274,905,233

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Shares	Description	Value
Private Common Equity(f) – 0.5%
Capital Markets – 0.5%
97,905	DeepOcean Group Holding (NR/NR)	$ 2,104,958

Shares	Rate	Value
Preferred Stock(b) – 3.0%

Finance – 3.0%
Ally Financial, Inc.
15,048	7.000%	$ 14,302,654

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$421,311,529

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(g) – 7.4%
Repurchase Agreement – 7.4%
Joint Repurchase Agreement Account II
$34,700,000	0.158%	07/01/13	$ 34,700,000

TOTAL INVESTMENTS – 97.0%			$456,011,529

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%			14,205,782

NET ASSETS – 100.0%			$470,217,311

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at June 30, 2013. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $101,824,687, which represents approximately 21.7% of net assets as of June 30, 2013.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Security is currently in default and/or non-income producing.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Represents a restricted security acquired on May 26, 2011 at a cost of $2,045,096.

(g)	Joint repurchase agreement was entered into on June 28, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
NR	— Not Rated
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Citibank NA	USD/CAD	12/04/13	$2,699,609	$84,273
	USD/EUR	10/17/13	9,083,545	47,428
	USD/GBP	08/15/13	3,307,032	45,151

TOTAL				$176,852

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Citibank NA	USD/EUR	10/17/13	$12,254,646	$(89,916)
	USD/GBP	08/15/13	1,558,486	(29,903)

TOTAL				$(119,819)

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$70,922		05/29/18	3 month LIBOR	1.050%	$348	$1,574,460
1,200	(a)	07/02/18	3 month LIBOR	1.583	6	—

TOTAL					$354	$1,574,460

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$462,932,824

Gross unrealized gain	2,677,177
Gross unrealized loss	(9,598,472)

Net unrealized security loss	$(6,921,295)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations.

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“ NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

To the extent investments are valued using single source broker quotations or third party pricing vendors such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of June 30, 2013:

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Secured Debt Obligations	$—	$129,998,684	$—
Unsecured Debt Obligations	—	274,905,233	—
Common Stock and/or Other Equity Investments	—	14,302,654	2,104,958
Short-term Investments	—	34,700,000	—
Total	$—	$453,906,571	$2,104,958

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$176,852	$—
Interest Rate Swap Contracts	—	1,574,460	—
Total	$—	$1,751,312	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(119,819)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2013, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 1, 2013, as follows:

Fund Name	Principal Amount	Maturity Value	Collateral Allocation Value
Credit Strategies	$34,700,000	$34,700,457	$35,621,649

REPURCHASE AGREEMENTS — At June 30, 2013, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.140%	$4,673,890
Deutsche Bank Securities, Inc.	0.250	3,531,384
Morgan Stanley & Co. LLC	0.150	1,047,990
TD Securities (USA) LLC	0.140	4,673,890
Wells Fargo Securities LLC	0.150	20,772,846
TOTAL		$34,700,000

At June 30, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.183% to 5.200%	07/03/13 to 04/17/20
Federal Home Loan Mortgage Corp.	0.350 to 6.500	01/07/14 to 07/01/43
Federal National Mortgage Association	0.202 to 6.625	09/17/13 to 07/01/43
Government National Mortgage Association	2.000 to 7.000	08/20/27 to 06/20/43
Tennessee Valley Authority	3.500 to 6.250	08/01/13 to 12/15/42
U.S. Treasury Bills	0.000	07/11/13 to 05/29/14
U.S. Treasury Bonds	2.750 to 7.625	08/15/23 to 05/15/43
U.S. Treasury Inflation Protected Securities	0.125 to 2.500	04/15/14 to 01/15/29
U.S. Treasury Notes	0.125 to 11.250	06/30/13 to 05/15/23

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investment may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Goldman Sachs Credit Strategies Fund

By (Signature and Title)*	/s/ JAMES A. McNAMARA
James A. McNamara
President/Principal Executive Officer

Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA
James A. McNamara
President/Principal Executive Officer

Date August 27, 2013

By (Signature and Title)*	/s/ GEORGE F. TRAVERS
George F. Travers
Principal Financial Officer

Date August 27, 2013

* Print the name and title of each signing officer under his or her signature.